Net Loss Per Share - 10K (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		8 Months Ended		12 Months Ended
	Jan. 07, 2024	Jan. 01, 2023	Jan. 07, 2024	Jan. 01, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Earnings Per Share [Abstract]
Net loss on which basic earnings per share is calculated	$ 11,898	$ (392)	$ (382)	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Net loss on which diluted earnings per share is calculated	$ 11,898	$ (392)	$ (382)	$ 1,253	$ (7,525)	$ (9,917)	$ (29,998)
Number of weighted shares on which basic and diluted earnings per share is calculated, basic (in shares)	15,784,141,000	11,408,369,000	13,324,330,000	11,404,578,000	11,480,000	11,292,000	11,237,000
Number of weighted shares on which basic and diluted earnings per share is calculated, diluted (in shares)	37,061,006,000	11,408,369,000	13,324,330,000	31,692,877,000	11,480,000	11,292,000	11,237,000
Loss per share, basic (in dollars per share)	$ 0.35	$ (0.03)	$ (0.03)	$ 0.11	$ (0.66)	$ (0.88)	$ (2.67)
Loss per share, diluted (in dollars per share)	$ 0.33	$ (0.03)	$ (0.03)	$ 0.04	$ (0.66)	$ (0.88)	$ (2.67)